Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]	The calculation of basic and diluted net income (loss) per share for the twelve months ended December 31, 2013 and 2012 is summarized as follows:

	Income (Loss) (Numerator)	Shares (Denominator)	Per-Share Amount

December 31, 2013
Basic EPS:
Net loss attributable to common shareholders	$(556,655)	28,971,983	$(0.02)
Effect of dilutive securities
Convertible preferred stock	---	15,534,247
Diluted EPS:
Net loss attributable to common shareholders and assumed conversions	$(556,655)	44,506,230	$(0.01)
December 31, 2012
Basic EPS:
Net loss attributable to common shareholders	$(344,487)	25,119,175	$(0.01)
Effect of dilutive securities
Convertible preferred stock	---	30,000,000
Diluted EPS:
Net loss attributable to common shareholders and assumed conversions	$(344,487)	55,119,175	$(0.01)